Equipment Loans Payable - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 28, 2018 USD ($)	Dec. 31, 2019 USD ($) Instalment	Dec. 31, 2018 USD ($) Truck	May 25, 2018 USD ($)
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan obtained		$ 1,725	$ 1,725
Haul Trucks Financing
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan payable			$ 2,035
Haul Trucks Financing | Caterpillar Financial Services Corporation
Disclosure Of Equipment Loan Payable [Line Items]
Number of haul trucks acquired | Truck			4
Loan remaining term			33 months
Credit facility accrued interest percent			6.95%
Monthly instalments			$ 70
Haul Trucks Financing | Rye Patch | Caterpillar Financial Services Corporation
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan payable				$ 2,431
Equipment Financing
Disclosure Of Equipment Loan Payable [Line Items]
Equipment loan payable			$ 2,500
Equipment Financing | Caterpillar Financial Services Corporation
Disclosure Of Equipment Loan Payable [Line Items]
Credit facility accrued interest percent	8.29%
Equipment loan obtained	$ 2,500
Loan period		36 months
Maturity date		Jan. 01, 2022
Number of quarterly instalments | Instalment		12
Payment of loan fee	$ 50	$ 50
Additional principal payment		$ 450